Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies
Schedule of contractual commitment

	Office Rental	Co-location & Server Rental	Other Purchase Obligation	Total
	RMB	RMB	RMB	RMB
2015	72,322,634	24,555,835	125,515,088	222,393,557
2016	53,169,862	87,680	7,004,852	60,262,394
2017	40,390,061	—	7,148,150	47,538,211
2018	37,477,350	—	4,301,150	41,778,500
2019	7,405,490	—	4,301,150	11,706,640
Thereafter	1,966,094	—	12,309,400	14,275,494

	212,731,491	24,643,515	160,579,790	397,954,796